Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | GuidePath(R) Growth Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	19.59%	17.51%	24.18%	(22.27%)	19.32%	19.44%	25.67%	(10.33%)	21.92%	6.00%
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | GuidePath(R) Conservative Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	12.45%	8.17%	10.65%	(12.42%)	9.39%	8.40%	16.23%	(4.82%)	11.56%	0.89%
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | GuidePath(R) Tactical Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	7.03%	20.40%	14.86%	(6.20%)	19.72%	(3.40%)	20.47%	(4.45%)	18.89%	3.09%
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | GuidePath(R) Absolute Return Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	7.35%	4.26%	6.81%	(10.85%)	0.83%	3.89%	7.43%	(1.61%)	4.49%	8.97%
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | GuidePath(R) Multi-Asset Income Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	13.02%	7.51%	9.44%	(12.21%)	11.59%	0.70%	16.31%	(6.09%)	9.71%	7.65%
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | GuidePath(R) Flexible Income Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	3.73%	4.16%	7.11%	(14.16%)	1.24%	15.12%	6.68%	(2.45%)	6.78%	3.82%
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | GuidePath(R) Conservative Income Fund Class
Prospectus [Line Items]
Annual Return [Percent]	3.48%	4.72%	4.90%	(1.76%)	0.14%	(0.29%)	2.35%
Service Shares Prospectus | GuidePath(R) Income Fund | GuidePath(R) Income Fund Class
Prospectus [Line Items]
Annual Return [Percent]	6.27%	4.52%	5.27%	(14.40%)	(0.70%)	1.46%	8.31%
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | GuidePath(R) Growth and Income Fund Class
Prospectus [Line Items]
Annual Return [Percent]	9.17%	17.86%	9.51%	(7.85%)	20.45%	6.11%	15.78%
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | GuidePath(R) Growth Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	19.59%	17.51%	24.18%	(22.27%)	19.32%	19.44%	25.67%	(10.33%)	21.92%	6.00%
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | GuidePath(R) Conservative Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	12.45%	8.17%	10.65%	(12.42%)	9.39%	8.40%	16.23%	(4.82%)	11.56%	0.89%
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | GuidePath(R) Tactical Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	7.03%	20.40%	14.86%	(6.20%)	19.72%	(3.40%)	20.47%	(4.45%)	18.89%	3.09%
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | GuidePath(R) Absolute Return Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	7.35%	4.26%	6.81%	(10.85%)	0.83%	3.89%	7.43%	(1.61%)	4.49%	8.97%
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | GuidePath(R) Multi-Asset Income Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	13.02%	7.51%	9.44%	(12.21%)	11.59%	0.70%	16.31%	(6.09%)	9.71%	7.65%
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | GuidePath(R) Flexible Income Allocation Fund Service Shares
Prospectus [Line Items]
Annual Return [Percent]	3.73%	4.16%	7.11%	(14.16%)	1.24%	15.12%	6.68%	(2.45%)	6.78%	3.82%